UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant
as specified in charter:	The World Funds, Inc.

Address of principal
executive offices:	8730 Stony Point Parkway
Suite 205
Richmond, VA 23235

Name and address
of agent for service:	Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number,
including area code:	(800) 527-9525

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item #1. Reports to Stockholders.

Annual Report to Shareholders

TOREADOR INTERNATIONAL FUND

A series of
The World Funds, Inc.
A “Series” Investment Company

For the Year Ended
August 31, 2013

Dear Toreador International Fund Investors:

For the Fund’s fiscal year ending August 31, 2013, the Toreador International Fund returned 9.20% versus 10.73% for its benchmark, the MSCI EAFE index. The year witnessed the Fund’s transition from a Russia focused fund, managed by AAA, to a true international fund managed by Toreador Research and Trading (TRT).

TRT began managing the Fund on December 27, 2012 and from that period through the end of the Fund’s fiscal year, the Fund returned 10.03% versus 5.31% for the EAFE Index. TRT manages the Fund utilizing a systematic investment process that emphasizes the following core concepts:

1.	Identify companies trading at a discount to TRT’s estimate of the company’s intrinsic value;
2.	Identify companies exhibiting improving operating momentum;
3.	Identify companies exhibiting superior price momentum; and
4.	Identify companies exhibiting superior quality traits.

For the year, the Fund benefited from stock selections in the following countries that outperformed the general market:

Spain
Greece
Austria
Ireland
Italy

Specifically, the following companies performed well:

OMV AG
Hellenic Telecom
Top Danmark
Ryanair Holdings
Jazz Pharmaceuticals
Amadeus Holdings

Conversely, the Fund suffered from stock selections in the following countries that underperformed the general market:

Finland
New Zealand
Norway
Singapore
Luxemburg

Specifically, the following companies performed poorly:

Arcelormittal
Jardine Matheson Hldgs
Marine Harvest
TGS Nopec
Telecom NZ
YIT

The fund invests in a country and sector neutral manner relative to the EAFE benchmark; therefore we did not witness the outperformance as a result of significant sector or country allocations. Instead the Fund’s performance stemmed from bottom-up security selection. The Fund employs a systematic process that balances valuation, momentum and corporate performance factors to determine its buy and sell actions. In any given shorter-term period, which we tend to typically define as five years or less, market or markets may seem to irrationally price securities resulting in the Fund’s underperformance. However, our experience is that over the long-term, exposure to these factors in the manner we employ will result in superior performance.

TRT does not try to forecast returns at the sector or country level. However, we consistently work to identify companies with counties and economic sectors that offer superior returns. We will constantly monitor the portfolio for such opportunities and rebalance it as appropriate.

We thank you for placing your investments and confidence in our Fund.

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2013 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the end of this period and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definition

The MSCE EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Investor Class Shares
Total Return
Since Inception
12/27/2012* to 8/31/2013

Toreador International Fund	10.03%
MSCI EAFE Index	5.31%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

*

On December 27, 2012, Toreador Research & Trading, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the chart.

Class C Shares
Total Return
Since Inception
12/27/2012* to 8/31/2013

Toreador International Fund	9.40%
MSCI EAFE Index	5.31%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

*

On December 27, 2012, Toreador Research & Trading, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the chart.

Class I Shares
Total Return
Since Inception
12/27/2012* to 8/31/2013

Toreador International Fund	10.24%
MSCI EAFE Index	5.31%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

*

On December 27, 2012, Toreador Research & Trading, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the chart.

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2013

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	96.70%

	AUSTRALIA	4.75%
20,748	Bluescope Steel Ltd*		$92,297
25,859	Challenger Limited		119,635
1,781	CSL Ltd		107,734
20,151	Insurance Australia Group		104,343
30,528	Metcash Ltd		88,273

			512,282

	AUSTRIA	0.95%
2,227	OMV AG		102,643

	BELGIUM	0.90%
1,526	Delhaize Group Spon ADR		97,298

	BERMUDA	1.60%
1,580	Jardine Matheson Hldgs Ltd		83,930
2,722	Jardine Strategic Holdings		88,329

			172,259

	CANADA	9.60%
6,495	Aimia Inc. Com		98,579
1,674	Alimentation Couche-Tard		96,332
1,633	Home Capital Group Inc.		99,063
3,523	Husky Energy Inc.		99,398
2,632	Industrial Alliance Insurance		103,061
6,377	Manulife Financial Corp.		104,774
2,234	Methanex Corp.		103,859
1,456	National Bank of Canada		112,548
8,711	Penn West Petroleum LTD		97,825
3,508	Suncor Energy Inc. New		118,816

			1,034,255

	DENMARK	0.95%
4,029	Topdanmark A/S*		101,771

	FINLAND	1.06%
9,462	UPM-Kymmene OYJ		114,051

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2013

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	FRANCE	5.37%
3,120	Alstom		$109,611
11,933	Credit Agricole SA*		120,375
2,333	Legrand SA		118,133
1,223	Michelin (CGDE)		116,819
2,063	Total Sa-Spon ADR		114,105

			579,043

	GERMANY	7.60%
6,545	Allianz SE ADR		94,150
617	Brenntag AG		93,625
696	Continenetal AG		104,878
8,346	Deutsche Telekom AG-Spon ADR		106,912
1,202	Henkel AG & Co. KGAA		116,257
656	Merck KGAA		99,500
1,263	Porsche Automobile Holding-P		105,991
8,426	Tui AG		97,495

			818,808

	GREECE	1.27%
30,763	Hellenic Telecom Organization Sa Spon ADR*		136,588

	GREAT BRITAIN	13.88%
18,526	31 Group PLC		102,738
7,952	Antofagasta PLC		105,173
4,022	Associated British Foods		114,789
6,303	Babcock Intl Group PLC		110,956
4,417	Bae Systems Plc-Spon ADR		119,259
6,319	Capita PLC		93,203
18,558	Centrica PLC		110,782
1,498	Imperial Tobacco Group ADR		99,018
45,972	Itv PLC		117,054
12,008	Meggitt PLC		97,798
2,399	Reed Elsevier Plc-Spons ADR		117,599
10,246	Royal Bank of Scotland Spon ADR*		105,841
1,559	Royal Dutch Shell PLC ADR		100,696
15,662	William Hill PLC		100,593

			1,495,499

	HONG KONG	4.22%
1,911	China Mobile Ltd-Spon ADR		103,137
20,000	Galaxy Entertainment GRO*		121,986
41,802	SJM Holdings Ltd		107,375
172,000	Sino Biopharmaceutical		122,207

			454,705

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2013

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	IRELAND	1.14%
1,404	Jazz Pharmaceuticals PLC*		$123,117

	ITALY	1.12%
4,308	Gtech SAP		120,907

	JAPAN	16.26%
8,700	Aiful Corp.*		72,006
31,000	Aozora Bank LTD		89,311
841	Central Japan Railway Co.		96,403
5,800	Coca Cola West Company LTD		115,256
2,900	Japan Petroleum ExplorationiTobacco Inc.		129,604
4,400	JFE Holdings Inc.		97,559
23,000	Mitsubishi Chemical Holding		108,643
15,500	Mitsubishi UFJ Financial Group Inc.		90,889
49,000	Mitsui Chemicals Inc.		130,693
22,218	Mizuho Financial Group-ADR		89,761
6,700	Orix Corp.		92,353
22,100	Resona Holdings Inc.		105,516
3,300	Rohm Co. LTD		116,573
4,900	Shionogi & Co. Ltd		95,775
2,000	Softbank Corp.		126,031
11,017	Sumitomo Mitsui-Spons ADR		97,500
19,000	Tokyo Gas Co. Ltd		98,646

			1,752,519

	LUXEMBOURG	0.96%
8,136	Arcelormittal-NY Registered		103,815

	NETHERLANDS	4.12%
1,793	Heineken Holding NV		108,025
1,689	Lyondellbasell Indu-CLASS A		118,484
3,389	NXP SemiConductors NV*		125,969
11,456	Stmicroelectronics NV-NY Shs		91,304

			443,782

	NEW ZEALAND	0.89%
11,074	TeleCom New Zealand-Spon ADR		96,011

	NORWAY	1.74%
110,443	Marine Harvest ASA		102,427
2,903	TGS Nopec Geophysical Co.		85,434

			187,861

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2013

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	SPAIN	1.99%
3,331	Amadeus It Holding SA - A		$107,420
11,025	Gestevision Telec Inc. SA*		107,535

			214,955

	SWEDEN	3.91%
10,162	Nordea Bank AB		118,108
9,774	Skandinaviska Enskilda B		100,199
2,716	Swedish Match AB		94,679
15,103	Teliasonera AB		107,983

			420,969

	SWITZERLAND	5.03%
1,613	Adecco SA-REG		101,451
1,117	Baloise Holding AG		118,090
1,549	Novartis AG-ADR		113,046
1,714	Roche Holdings Ltd-Spon ADR		106,714
1,349	Swiss Re Ltd-Spon ADR		102,861

			542,162

	UNITED STATES	7.39%
13,457	Ishares Msci Eafe Index Fund ETF		796,251

	TOTAL COMMON STOCKS
	(Cost: $9,967,048)	96.70%	10,421,551

	PREFERRED STOCK	2.50%

	GREAT BRITAIN	2.50%
18,728	Data Art (1)		269,009

	TOTAL PREFERRED STOCK
	(Cost: $198,552)		269,009

	TOTAL INVESTMENTS:
	(Cost: $10,165,600)	99.20%	10,690,560
	Other assets in excess of liabilities	0.80%	85,960

	NET ASSETS	100.00%	$10,776,520

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund’s related balance sheet.)

(1) - Restricted security. The aggregate value of such securities is 2.5% of total market value of investments and they have been fair valued under procedures established by the Fund’s Board of Directors.

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2013

ASSETS
Investments at fair value (identified cost of $10,165,600)	$10,690,560
Cash and cash equivalents	108,825
Receivable for capital stock sold	544,700
Dividends receivable	69,582
Prepaid expenses	38,733

TOTAL ASSETS	11,452,400

LIABILITIES
Payable for securities purchased	576,699
Payable for capital stock redeemed	2,939
Accrued investment management fees	87,401
Accrued 12b-1 fees	1,041
Accrued administrative and transfer agent fees	2,500
Accrued custodian and accounting fees	5,300

TOTAL LIABILITIES	675,880

NET ASSETS	$10,776,520

Net Assets Consist of :
Paid-in-capital applicable to 710,989 $0.01 par value shares of common stock outstanding; 50,000,000 shares authorized	$36,875,847
Accumulated net realized gain (loss) on investments and foreign currency transactions	(26,623,274)
Net unrealized appreciation (depreciation) of investments and foreign currency	523,947

Net Assets	$10,776,520

NET ASSET VALUE PER SHARE
Investor Class
($9,178,700 / 606,344 shares outstanding; 20,000,000 authorized)	$15.14

Class C
($447,094 / 33,383 shares outstanding; 15,000,000 authorized)	$13.39

Class I
($1,150,726 / 71,262 shares outstanding; 15,000,000 authorized)	$16.15

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF OPERATIONS
August 31, 2013

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $14,090)	$155,876
Interest	1,045

Total investment income	156,921

EXPENSES
Investment management fees (Note 2)	136,680
Rule 12b-1and servicing fees (Note 2)
Investor Class	22,438
Class C	4,914
Recordkeeping and administrative services (Note 2)	44,790
Accounting fees	14,834
Custody fees	39,942
Transfer agent fees (Note 2)	27,448
Professional fees	30,856
Filing and registration fees (Note 2)	14,300
Directors fees	3,637
Compliance fees	9,112
Shareholder services and reports (Note 2)	14,981
Other	12,683

Total expenses	376,615
Management fee waivers (Note 2)	(49,594)
Reimbursed expenses	(97,500)

Net Expenses	229,521

Net investment income (loss)	(72,600)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	369,450
Net realized gain (loss) on foreign currency transactions	(34,187)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	509,871

Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	845,134

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$772,534

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year ended	Year ended
	August 31, 2013	August 31, 2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(72,600)	$(134,893)
Net realized gain (loss) on investments and foreign currency transactions	335,263	(6,072,063)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	509,871	(2,281,939)

Increase (decrease) in net assets from operations	772,534	(8,488,895)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	2,585,584	1,085,792
Class C	14,614	50,200
Class I	785,070	422,207
Shares redeemed
Investor Class	(5,008,278)	(7,021,824)
Class C	(262,118)	(315,927)
Class I	(274,085)	(10,675,182)

Increase (decrease) in net assets from capital stock transactions	(2,159,213)	(16,454,734)

NET ASSETS
Increase (decrease) during year	(1,386,679)	(24,943,629)
Beginning of year	12,163,199	37,106,828

End of year	$10,776,520	$12,163,199

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

		Investor Class Shares(2)

		Years ended August 31,

	2013(B)	2012		2011	2010	2009

Net asset value, beginning of year	$13.90	$20.92		$19.22	$15.29	$47.18

Investment activities
Net investment income (loss)(1)	(0.10)	(0.12)		(0.20)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.34	(6.90)		1.90	4.31	(25.55)

Total from investment activities	1.24	(7.02)		1.70	4.08	(25.60)

Distributions
Net realized gain	-	-		-	(0.15)	(6.29)

Total distributions	-	-		-	(0.15)	(6.29)

Net asset value, end of year	$15.14	$13.90		$20.92	$19.22	$15.29

Total Return	8.92%	(33.56%)		8.84%	26.66%	(45.56%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.74%	4.13	%(A)	3.02%	3.21%	3.30%
Expenses, net of management fee waivers and reimbursements	2.27%	3.18	%(A)	2.75%	2.75%	2.75%
Net investment income (loss)	(0.70%)	(0.68%)		(0.85%)	(1.20%)	(0.33%)
Portfolio turnover rate	224.42%	37.69%		54.05%	93.41%	53.64%
Net assets, end of year (000’s)	$9,179	$10,885		$23,624	$29,868	$29,270

(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding.

(2)	Effective January 2, 2013, Class A shares were re-designated Investor Shares.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class C Shares

	Years ended August 31,

	2013(B)	2012		2011	2010	2009

Net asset value, beginning of year	$12.39	$18.78		$17.38	$13.93	$45.07

Investment activities
Net investment income (loss)(1)	(0.19)	(0.22)		(0.33)	(0.34)	(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	(6.17)		1.73	3.94	(24.69)

Total from investment activities	1.00	(6.39)		1.40	3.60	(24.85)

Distributions
Net realized gain	-	-		-	(0.15)	(6.29)

Total distributions	-	-		-	(0.15)	(6.29)

Net asset value, end of year	$13.39	$12.39		$18.78	$17.38	$13.93

Total Return	8.07%	(34.03%)		8.06%	25.82%	(46.07%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.49%	4.89	%(A)	3.77%	3.96%	4.05%
Expenses, net of management fee waivers and reimbursements	3.02%	3.94	%(A)	3.50%	3.50%	3.50%
Net investment income (loss)	(1.45%)	(1.43%)		(1.60%)	(1.95%)	(1.11%)
Portfolio turnover rate	224.42%	37.69%		54.05%	93.41%	53.64%
Net assets, end of year (000’s)	$447	$659		$1,345	$1,624	$1,531

(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class I Shares

	Years ended August 31,

	2013(B)	2012		2011	2010	2009

Net asset value, beginning of year	$14.79	$22.30		$20.44	$16.25	$48.85

Investment activities
Net investment income (loss)(1)	(0.07)	(0.08)		(0.15)	(0.20)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.43	(7.43)		2.01	4.54	(26.36)

Total from investment activities	1.36	(7.51)		1.86	4.34	(26.31)

Distributions
Net realized gain	-	-		-	(0.15)	(6.29)

Total distributions	-	-		-	(0.15)	(6.29)

Net asset value, end of year	$16.15	$14.79		$22.30	$20.44	$16.25

Total Return	9.20%	(33.68%)		9.10%	26.69%	(45.46%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.49%	3.88	%(A)	2.77%	2.96%	3.05%
Expenses, net of management fee waivers and reimbursements	2.02%	2.93	%(A)	2.50%	2.50%	2.50%
Net investment income (loss)	(0.45%)	(0.43%)		(0.60%)	(0.95%)	0.35%
Portfolio turnover rate	224.42%	37.69%		54.05%	93.41%	53.64%
Net assets, end of year (000’s)	$1,151	$620		$12,138	$17,274	$18,288

(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Toreador International Fund (the "Fund"), formerly the Third Millennium Russia Fund, is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class (formerly Class A): 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. Effective January 2, 2013, the Class A shares were redesignated as Investor Class shares.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

     The investment objective of the Fund is to seek to achieve capital appreciation.

Security Valuation

     The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$10,421,551	$-	$-	$10,421,551

Preferred Stocks	-	-	269,009	269,009

	$10,421,551	$-	$269,009	$10,690,560

     Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

     During the year ended August 31, 2013, there were no transfers between Level 1 and Level 2.

     The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities

Balance at 08/31/12	$579,995
Total realized gain (loss)	(55,352)
Change in unrealized
appreciation/depreciation	55,352
Cost of purchases	-
Proceeds from sales	(310,986)
Transfer into Level 3	-
Transfer out of Level 3	-

Balance at 08/31/13	$269,009

     The chart below represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

Security	Fair Value at 8/31/13	Valuation Technique	Observable Inputs	Unobservable Inputs	Range
Data Art Enterprises, Inc., Preferred	$269,009	Independent confirmation	Cost Prior transaction analysis Offer from company to buy shares	Lack of marketability	10% - 30%

Security Transactions and Income

     Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2013, such reclassifications decreased paid-in capital by $106,787, net accumulated realized loss by $34,187, and accumulated net investment loss by $72,600.

Class Net Asset Values and Expenses

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

     The Fund currently offers three classes of shares. Investor Class and Institutional Class shares include a redemption fee of 1% on the proceeds of shares redeemed within 90 days of purchase. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 1.15% of average daily net assets of the Fund. Effective December 27, 2012, TRT has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.00% for the Investor Class; 2.75% for Class C and 1.75% for the Institutional Class, of average daily net assets, respectively, through January 31, 2015. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the year ended August 31, 2013, the Advisor earned fees of $136,680, waived fees of $49,594 and reimbursed the Fund $97,500.

     FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund’s shares for the August 31, 2013 were $558. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended August 31, 2013, there were no DSCs for Fund shares redeemed.

     The Fund’s Investor Class and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For the Investor Class shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Investor Class’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2013, $22,438 was incurred in Investor Class distribution fees and $4,914 was incurred in Class C distribution and shareholder servicing fees.
     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% of average daily net assets up to $100,000,000, 0.007% of average daily net assets between $100,000,000 and $250,000,000 and 0.006% of average daily net assets greater than $250,000,000, subject to a $30,000 minimum. CSS also receives a $15,000 fee for providing administrative support to the CCO. CSS earned $44,790 for its services for the year ended August 31, 2013. Additionally, the Fund compensates CSS for blue-sky servicing on an hourly rate basis. Of the $14,300 of filing and registration fees expense incurred, CSS received $5,081 for these services.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $27,448 for its services for the year ended August 31, 2013.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CSS, FDCC and CFSI.

NOTE 3 – INVESTMENTS

     The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2013, were $24,501,990 and $15,270,835, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     There were no distributions paid during the years ended August 31, 2013 or August 31, 2012.

     As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Other accumulated gain (loss)	$(26,623,274)
Unrealized appreciation (depreciation) of investments and foreign currency transactions	523,947

$(26,099,327)

     Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of August 31, 2013, the Fund has a capital loss carryforward of $26,623,274 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of this carryforward will expire in 2018 and is considered short-term, $692,738 may be carried forward indefinitely and is considered short-term, and $5,021,078 may be carried forward indefinitely and is considered long-term.

     As of August 31, 2013, cost for Federal Income tax purpose is $10,165,600 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,004,155
Gross unrealized depreciation	(479,195)

Net unrealized appreciation(depreciation)	$524,960

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Investor Class Shares
	(formerly Class A)		Class C Shares		Class I Shares
	Year ended		Year ended		Year ended
	August 31, 2013		August 31, 2013		August 31, 2013

	Shares	Value	Shares	Value	Shares	Value
Shares sold	172,057	$2,585,584	1,114	$14,614	47,450	$785,070
Shares reinvested		-	-	-	-	-
Shares redeemed	(348,601)	(5,008,278)	(20,867)	(262,118)	(18,106)	(274,085)

Net increase (decrease)	(176,544)	$(2,422,694)	(19,753)	$(247,504)	29,344	$510,985

	Class A Shares		Class C Shares		Class I Shares
	Year ended		Year ended		Year ended
	August 31, 2012		August 31, 2012		August 31, 2012

	Shares	Value	Shares	Value	Shares	Value
Shares sold	61,386	$1,085,792	3,048	$50,200	23,365	$422,207
Shares reinvested	-		-	-	-	-
Shares redeemed	(407,606)	(7,021,824)	(21,527)	(315,927)	(525,679)	(10,675,182)

Net increase (decrease)	(346,220)	$(5,936,032)	(18,479)	$(265,727)	(502,314)	$(10,252,975)

NOTE 6 – INVESTMENT IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of August 31, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Cost	Balance of Shares Held 8/31/12	Gross Purchases And Additions	Gross Sales and Reductions	Balance Of Shares Held 2/28/13	Value 2/28/13	Income From Investments In Restricted Securities Included in Total Income
DataArt Enterprises, Inc., Preferred	02/19/08	$198,552	18,728	$ -	$ -	18,728	$269,009	$ -

NOTE 7 – RECENT ACCOUNTING PRONOUNCEMENTS

     In January, 2013, the FASB issued ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the year ended August 31, 2013.

NOTE 8 – SPECIAL MEETING OF SHAREHOLDERS

     On August 2, 2012, the Board of Directors of the World Funds, Inc. (the ”Board”) approved Toreador Research & Trading, LLC (“TRT”) to act as investment advisor to the Fund, subject to shareholder approval. At a special meeting of shareholders of the Fund held on December 27, 2012, shareholders approved TRT to act as investment advisor to the Fund based on the following results:

Total Outstanding Shares:	785,227
Total Shares Voted:	401,411
Voted For:	332,786
Voted Against or Abstain:	68,625

NOTE 9 – SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
The Toreador International Fund and the
Board of Trustees of the World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Toreador International Fund (The “Fund”), formerly the Third Millennium Russia Fund, a series of The World Funds, Inc., as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Toreador International Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 30, 2013

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc. (the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III (1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company’s Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company’s underwriter; President and Director of Commonwealth Fund Services, Inc. (“CFSI”), the Company’s Transfer and Disbursing Agent, since 1987; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Company; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.	World Funds Trust – 3 Funds; American Growth Fund, Inc. – 2 Funds

Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	4	Retired from Potomac Electric Power Company since April, 2005.	Satuit Capital Management Trust – 2 Funds
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	4	Financial and Tax Consultant through his firm Management Consulting for Professionals since 1974. Mr. Poist is a certified public accountant.	Satuit Capital Management Trust – 2 Funds
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	4	President of Alfred J. Dickinson, Inc. Realtors since April, 1971.	Satuit Capital Management Trust – 2 Funds
Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Executive Vice President of Commonwealth Shareholder Services, since 2003.	N/A
David D. Jones, Esq. 422 Fleming St. Suite 7, Key West, Florida 33040 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the European Equity Fund; (3) he owns FDCC, the principal underwriter of the Company; and (4) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

TOREADOR INTERNATIONAL FUND
SUPPLEMENTAL INFORMATION

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TOREADOR INTERNATIONAL FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, deferred sales charges on certain redemptions made within 90 days of purchase of Investor Class and Institutional Class shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2013 and held for the six months ended August 31, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INVESTOR CLASS	Beginning Account Value March 1, 2013	Ending Agccount Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,057.26	$11.77
Hypothetical (5% return before expenses)	$1,000.00	$1,013.65	$11.52

CLASS C	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,052.63	$15.63
Hypothetical (5% return before expenses)	$1,000.00	$1,009.90	$15.30

CLASS I	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,058.32	$10.48
Hypothetical (5% return before expenses)	$1,000.00	$1,014.90	$10.26

* - Expenses are equal to the Fund’s annualized expense ratio of 2.27% for Investor Class; 3.02% for Class C and 2.02% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Toreador Research and Trading LLC
7493 N. Ingram Avenue, Suite 104
Fresno, California 93711

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For more information, wire purchase or redemptions, call or write to
Toreador International Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com

ITEM 2.      CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this Item 3.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,000 for 2013 and $19,500 for 2012.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2013 and $3,750 for 2012.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2013 and $0 for 2012.

     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant’s Audit Committee must preapprove all audit and non-audit services to be provided to the registrant.

     (e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) NA

(c) 100%

(d) NA

     (f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2013 and $0 for 2012.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM	5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM	6.	SCHEDULE OF INVESTMENTS.

		Schedule filed under Item 1 of the Form.

ITEM	7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
		END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM	8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM	9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
		COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM	10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	Not applicable.

ITEM	11.	CONTROLS AND PROCEDURES.

     (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM	12.	EXHIBITS.

     (a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a) (3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The World Funds, Inc.

By (Signature and Title)*:	/s/John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date:	November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date:	November 7, 2013

By (Signature and Title)*:	/s/Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date:	November 7, 2013

* Print the name and title of each signing officer under his or her signature.